Share-based compensation - Disclosure of range of exercise prices of outstanding share options - Osisko Development Corp (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,730,580	4,240,869	4,939,344
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.09	$ 14.22	$ 14.40
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	1,881,416	2,988,713
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.78	$ 14.96
Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,093,600	1,199,100	0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.07	$ 7.62	$ 0
Weighted average remaining contractual life of outstanding share options	4 years 3 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	0	0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0	$ 0
Osisko Development Corp [Member] | 5.40 - 5.63 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	412,800
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.48
Weighted average remaining contractual life of outstanding share options	4 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0
Osisko Development Corp [Member] | 5.40 - 5.63 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement	5.40
Osisko Development Corp [Member] | 5.40 - 5.63 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.63
Osisko Development Corp [Member] | 7.10 - 8.10 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,680,800
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.46
Weighted average remaining contractual life of outstanding share options	4 years 1 month 6 days
Number of share options exercisable in share-based payment arrangement | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0
Osisko Development Corp [Member] | 7.10 - 8.10 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement	7.10
Osisko Development Corp [Member] | 7.10 - 8.10 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 8.10